Consolidated Income Statements - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Profit or loss [abstract]
Interest income	¥ 2,406,350	¥ 2,144,070	¥ 1,900,261
Interest expense	1,101,875	733,969	502,338
Net interest income	1,304,475	1,410,101	1,397,923
Fee and commission income	1,101,777	1,131,364	1,066,412
Fee and commission expense	178,351	178,867	181,573
Net fee and commission income	923,426	952,497	884,839
Net trading income	320,302	270,464	183,963
Net income (loss) from financial assets at fair value through profit or loss	54,655	(667)	2,018
Net investment income	93,922	424,097	305,327
Other income	505,666	755,855	573,825
Total operating income	3,202,446	3,812,347	3,347,895
Impairment charges on financial assets	119,686	136,808	212,967
Net operating income	3,082,760	3,675,539	3,134,928
General and administrative expenses	1,715,368	1,813,121	1,752,135
Other expenses	575,657	792,765	531,759
Operating expenses	2,291,025	2,605,886	2,283,894
Share of post-tax profit of associates and joint ventures	40,157	49,323	29,318
Profit before tax	831,892	1,118,976	880,352
Income tax expense	184,306	229,378	139,766
Net profit	647,586	889,598	740,586
Profit attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	541,932	759,998	627,870
Non-controlling interests	93,779	119,878	104,787
Other equity instruments holders	¥ 11,875	¥ 9,722	¥ 7,929
Earnings per share:
Basic	¥ 387.76	¥ 538.84	¥ 458.56
Diluted	¥ 387.49	¥ 538.43	¥ 458.18